Fair Value of Financial Instruments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Feb. 14, 2014	May. 31, 2013
Fair Value Disclosures [Line Items]
Warrant Liability	$ 5,287					$ 7,386
Amount of dilutive securities effect on earnings per share warrants		$ 2,287	$ 3,428	$ (2,099)	$ 4,007	$ 4,277	$ (5,020)
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.33	$ 0.45	$ 0.60	$ 0.30	$ 0.60
Proceeds from Warrant Exercises				1,762	$ 11	$ 15	$ 248
Warrant [Member]
Fair Value Disclosures [Line Items]
Reduced Percentage of Warrant Excersize Price	50.00%
Warrant Inducement		$ 1,761		$ 1,761
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.15
Stock Issued During Period, Shares, Other	11,742,100
Proceeds from Warrant Exercises	$ 1,760
Warrants and Rights Outstanding	$ 7,048